SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of long-lived assets other than goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment loss of long-lived assets	¥ 8,925	$ 1,200	¥ 5,229	¥ 221,810
Store operating equipment and others
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment loss of long-lived assets				¥ 221,800
Luckin coffee express machines
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment loss of long-lived assets			¥ 5,200
Luckin Tea
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment loss of long-lived assets	¥ 8,900